UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File number

811-21771

YieldQuest Funds Trust

(Exact name of registrant as specified in charter)

3575 Piedmont Road, Suite 1550; Atlanta, GA 30305

(Address of principal executive offices)

(Zip code)

Emile R. Molineaux, Gemini Fund Services, LLC

450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

866-978-3781

Date of fiscal year end:

10/31

Date of reporting period: 10/31/06

Item 1.  Reports to Stockholders.

YIELDQUEST CORE EQUITY FUND

YIELDQUEST TOTAL RETURN BOND FUND

YIELDQUEST TAX-EXEMPT BOND FUND

ANNUAL REPORT

OCTOBER 31, 2006

3575 PIEDMONT ROAD, SUITE 1550

ATLANTA, GA 30305

1-877-497-3634

www.YieldQuest-Funds.com

Distributed by Aquarius Fund Distributors, LLC

NASD Member

SHAREHOLDER LETTER – YIELDQUEST CORE EQUITY FUND

To Our Shareholders:

The YieldQuest Core Equity Fund had a total return of 14.24% for the fiscal year, compared to 16.34% for the Standard & Poor’s 500 Index (S&P 500).  At year end, the Fund had net assets of $18.782 million.

While the Fund performed well during the year on an absolute basis, it did lag the return of the S&P 500 for the fiscal year.  Key detractors for the performance over the entire year were the performance of homebuilders during the first half of the year, and our slightly defensive posture on the market during the second half of the year.  The rally in the market beginning in July was more pronounced and of a longer duration than that for which we were prepared.  Our goal is to outperform the market, but we also practice risk management and were reluctant to chase the market as the fervent rally continued.  Historically, the third quarter of the year is one of the weakest seasonal periods, and we were concerned about the outcome of the mid-term election and any repercussions for stocks.  At the end of the day, the shift of power in Congress had little effect on the market while merger and acquisition activity provided the catalyst for the market to move higher.

As a part of our strategy, we focus on three opportunities in the Fund’s portfolio in order to add maximum value in our view.  First, we continue to rely on the opportunities presented in the closed-end and exchange traded equity fund universe, with multiple funds trading at attractive discounts to net asset value.  Exchange Traded and closed-end funds remain our favorite vehicles for equity exposure and we believe our ability to capture potential inefficiencies in the market separate our Fund from others in the investment landscape.  In addition to exchange traded funds, we rely on sector rotation and industries with a favorable tailwind to overweight in our Fund.  Examples would include the health care sector, which trades at a substantial discount to its historical valuation, and the homebuilding industry, a group that has underperformed for the year but should provide opportunity as the housing market approaches a bottom.  Due to our investment approach, we may be early in identifying themes we believe to be mis-priced by the market, but by holding to our thesis we believe over the coming year our patience may be rewarded.

Our investment approach relies on finding segments of the market having favorable fundamental backdrops, in addition to our contrarian approach when analyzing the market.  The final cornerstone of our approach includes our favorite individual stocks to round out the portfolio and provide full diversification for the portfolio.  Again, we have a value / contrarian bias looking for stocks discounted by the market.  Currently, our favorite individual stocks include large cap holdings such as General Electric (GE), Microsoft (MSFT), United Healthcare (UNH), and American International Group (AIG).  In our view, all of these stocks have a defensive bias due to their discounted valuations, which should provide a floor for prices during any correction while also offering upside potential as the underlying value in these companies is hopefully unlocked over time.

Our job as manager of your investment in the Fund is to take a daily assessment of value in the marketplace and to seize upon those opportunities that create maximum value over time.  We thank you for your continued confidence in our firm as a shareholder of the YieldQuest Core Equity Fund.  As always, we welcome your comments and questions.

PORTFOLIO REVIEW

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTED IN THE

YIELDQUEST CORE EQUITY FUND VS. BENCHMARK

Total Return as of October 31, 2006

Since Inception (October 31, 2005)………………14.24%

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

The S&P 500™ Index is an unmanaged index.  Index returns assume reinvestment of dividends.  Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

SHAREHOLDER LETTER – YIELDQUEST TOTAL RETURN BOND FUND

To Our Shareholders:

The YieldQuest Total Return Bond Fund had a total return of 9.31% for the fiscal year, compared to 5.19% for the Lehman Aggregate Bond Index.  At year end, the Fund had net assets of $138.239 million.

We are extremely pleased with the performance of the Fund on both a nominal as well as relative basis.  We attribute the Fund’s level of out-performance above the benchmark index to our investment approach and ability to seize opportunities in the fixed income universe as they present themselves.  Over the course of the year, gains in the Fund were partially attributed to the narrowing of discounts to net asset value in the closed-end fund universe, as well as the rally in the bond market during the second half of the year.  Although these funds make up a significant weighting in the Fund’s portfolio, they are far from the only aspect of the portfolio contributing to its performance this year.

We believe our top-down approach to the market provides us with the prism to view the market with a sharper eye, thereby seizing opportunities across the yield curve as they present themselves.  We believe the current inversion of the yield curve to be extreme, and would look for a shift higher across the yield curve before becoming fully invested once again.  Our ability to overweight and underweight duration in conjunction with yield curve opportunities also added to our performance this year.

Finally, we were invested in several specific opportunities in the corporate bond market helping our performance during the year.  We have been bullish on the outlook for the airline industry for some time, seeing capacity cuts and sustainable fare increases as catalysts for the recovering sector.  We purchased several airline debentures as well as airline trusts, which recovered throughout the year as the industry continued to emerge from the issues that have weighed on the group in the aftermath of 9/11.  As a function of our risk management approach, we were not dramatically overweight the sector, but at roughly three percent of our holdings, we believed the additional risk was worth taking.

Our job as manager of your investment in the Fund is to take a daily assessment of value in the marketplace and seize upon those opportunities that create maximum value over time.  We thank you for your continued confidence in our firm as a shareholder of the YieldQuest Total Return Bond Fund.  As always, we welcome your comments and questions.

PORTFOLIO REVIEW

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTED IN THE

YIELDQUEST TOTAL RETURN BOND FUND VS. BENCHMARK

Total Return as of October 31, 2006

Since Inception (October 31, 2005)………………9.31%

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

The Lehman Brothers Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities).  Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

SHAREHOLDER LETTER – YIELDQUEST TAX-EXEMPT BOND FUND

To Our Shareholders:

The YieldQuest Tax-Exempt Bond Fund had a total return of 8.51% for the fiscal year, compared to 5.75% for the Lehman Municipal Bond Index.  At year end, the Fund had net assets of $86.199 million.

We are extremely pleased with the performance of the Fund on both a nominal as well as relative basis.  We attribute our level of outperformance above the benchmark index to our investment approach and ability to seize opportunities in the fixed income universe as they present themselves.  We remain committed to our allocation of tax-exempt closed-end bond funds, and feel the opportunities present in this asset class can continue into the next year.  With the rally in the bond market following the conclusion of tightening of monetary policy by the Federal Reserve, closed-end bond funds performed extremely well as discounts narrowed and net asset values outperformed, creating a recipe for outperformance.   Although these funds make up a significant weighting in the Fund’s portfolio, they are far from the only aspect of the portfolio contributing to its performance this year.

We believe our top-down approach to the market provides us with the prism to view the market with a sharper eye, thereby seizing opportunities across the yield curve as they present themselves.  Our value-add approach to finding attractively priced individual securities also adds to our level of performance.  We believe our experience in the municipal bond market provides us with a competitive advantage relative to our competitors.

In addition, we were able to seize upon opportunities across a “normal” municipal yield curve, meaning longer maturity yields were trading at a higher yield than shorter maturity bonds.  The municipal yield curve flattened over the course of the year, benefiting our strategy of rolling down a municipal yield curve, which was substantially more sloped than the inverted Treasury yield curve.

Finally, there are other opportunities within the fixed income universe that we employ within the Fund to incrementally add to the Fund’s yield.  From time to time, we will use taxable fixed income products to add to our total return potential, especially when viewed through the prism of net after-tax total return potential.

Our job as manager of your investment in the Fund is to take a daily assessment of value in the marketplace and seize upon those opportunities that create maximum value over time.  We thank you for your continued confidence in our firm as a shareholder of the YieldQuest Tax-Exempt Bond Fund.  As always, we welcome your comments and questions.

PORTFOLIO REVIEW

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTED IN THE

YIELDQUEST TAX-EXEMPT BOND FUND VS. BENCHMARK

Total Return as of October 31, 2006

Since Inception (October 31, 2005)………………8.51%

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

The Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years.  Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

YIELDQUEST CORE EQUITY FUND
SCHEDULE OF INVESTMENTS			October 31, 2006
% of
Net Assets	Description	Shares	Value
21.22%	COMMON STOCKS

0.32%	Advertising
	Getty Images, Inc. *	1,400	$ 60,634

0.89%	Aerospace/Defense
	Boeing Co.	2,100	167,706
0.23%	Agriculture
	Altria Group, Inc.	525	42,698
1.57%	Airlines
	Airtran Holdings, Inc. *	1,930	19,242
	Alaska Air Group, Inc. *	1,490	59,823
	AMR Corp. *	1,280	36,275
	Continental Airlines, Inc. *	1,040	38,355
	JetBlue Airways Corp. *	2,060	25,873
	Southwest Airlines Co.	2,800	42,084
	UAL Corp. *	1,085	38,994
	US Airways Group, Inc. *	690	34,403
			295,049
0.23%	Beverages
	PepsiCo, Inc.	675	42,822
0.34%	Biotechnology
	Amgen, Inc. *	850	64,523
0.49%	Coal
	Arch Coal, Inc.	890	30,821
	Massey Energy Co.	1,170	29,543
	Peabody Energy Corp.	750	31,478
			91,842
2.44%	Computers
	Dell, Inc. *	6,350	154,496
	Hewlett Packard Co.	1,875	72,638
	SanDisk Corp. *	1,850	88,985
	Seagate Technology *	6,300	142,254
			458,373
0.25%	Diversified Commercial Services
	Monster Worldwide, Inc. *	1,150	46,587
0.89%	Diversified Financial Services
	Legg Mason, Inc.	1,860	167,437
1.12%	Electronics
	Cymer, Inc. *	1,600	74,128
	Sony Corp.	3,310	135,644
			209,772
0.92%	Healthcare Products & Services
	Quest Diagnostics, Inc.	1,725	85,802
	UnitedHealth Group, Inc.	1,800	87,804
			173,606
0.27%	Internet
	Google, Inc. *	25	11,910
	Yahoo!, Inc. *	1,450	38,193
			50,103

YIELDQUEST CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)			October 31, 2006
% of
Net Assets	Description	Shares	Value
1.05%	Machinery-Diversified
	Caterpillar, Inc.	2,940	$ 178,487
	Terex Corp. *	375	19,410
			197,897
0.34%	Mining
	Anglo American PLC	550	12,474
	BHP Billiton, Ltd.	285	12,132
	Companhia Vale do Rio Doce ADR	500	12,720
	Phelps Dodge Corp.	130	13,049
	Rio Tinto PLC	60	13,283
			63,658
1.87%	Oil & Gas
	BP PLC	28	311
	Exxon Mobil Corp.	260	18,569
	Halliburton Co.	6,100	197,335
	Hess Corp.	2,350	99,640
	Occidental Petroleum Corp.	370	17,368
	Total Fina Elf SA ADR	260	17,716
			350,939
0.68%	Pharmaceuticals
	Caremark Rx, Inc. *	750	36,923
	Express Scripts, Inc. *	840	53,525
	Medco Health Solutions, Inc. *	690	36,915
			127,363
1.31%	REITS (Real Estate Investment Trust)
	American Home Mortgage Investment Corp.	3,250	111,053
	New Century Financial Corp.	3,450	135,861
			246,914
1.85%	Retail
	Best Buy Co., Inc.	1,700	93,925
	CVS Corp.	1,800	56,484
	Home Depot, Inc.	3,750	139,988
	Walgreen Co.	1,300	56,784
			347,181
2.26%	Semiconductors
	Advanced Micro Devices, Inc. *	6,650	141,446
	Micron Technology, Inc. *	9,850	142,333
	Texas Instruments, Inc.	4,650	140,337
			424,116
0.75%	Software
	Microsoft Corp.	4,900	140,679

YIELDQUEST CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)			October 31, 2006
% of
Net Assets	Description	Shares	Value
1.15%	Telecommunications
	Motorola, Inc.	4,100	$ 94,546
	Nokia Corp.	1,375	27,335
	Sprint Nextel Corp.	5,000	93,450
			215,331
	Total Common Stocks
	(Cost $4,094,588)		3,985,230

77.47%	EXCHANGE TRADED / CLOSED-END FUNDS
21.48%	Equity Closed-End Funds
	Adams Express Co.	31,110	432,740
	BlackRock Strategic Dividend Achievers Trust	10,096	146,694
	Boulder Total Return Fund, Inc.	19,900	412,527
	Central Europe and Russia Fund, Inc.	5,115	255,443
	China Fund, Inc. +	915	27,807
	Clough Global Equity Fund	8,900	181,471
	Cohen & Steers Dividend Majors Fund, Inc.	7,756	156,593
	Cohen & Steers Select Utility Fund, Inc.	1,808	42,650
	DWS Global Commodities Stock Fund, Inc.	7,554	121,543
	Defined Strategy Fund, Inc.	2,417	48,920
	Dreman/Claymore Dividend & Income Fund	7,578	163,760
	First Trust Value Line 100 Fund	4,100	62,935
	Gabelli Equity Trust, Inc.	5,950	53,729
	Gabelli Dividend & Income Trust	15,310	305,894
	John Hancock Tax-Advantaged Dividend Income Fund	15,070	293,112
	India Fund, Inc. +	275	13,008
	Japan Equity Fund, Inc.	16,400	133,496
	Liberty All-Star Equity Fund, Inc.	45,500	362,635
	Liberty All-Star Growth Fund, Inc.	73,175	384,169
	Petroleum & Resources Corp.	2,000	68,740
	SunAmerica Focused Alpha Growth Fund	5,110	93,922
	SunAmerica Focused Alpha Large Cap Fund, Inc.	5,175	91,132
	Templeton Emerging Markets Fund United States	4,300	93,826
	Tri-Continential Corp.	4,100	87,986
			4,034,732
55.99%	Equity ETF
	Consumer Discretionary Select Sector SPDR Fund	7,200	267,912
	Consumer Staples Select Sector SPDR Fund	23,150	597,965
	Financial Select Sector SPDR Fund	17,440	618,422
	First Trust AMEX Biotechnology Index Fund *	5,150	122,570
	First Trust Value Line & Ibbotson Equity Allocation Fund	11,090	248,526
	First Trust Value Line Dividend Fund	13,972	243,252
	Health Care Select Sector SPDR Fund	9,910	330,003
	Industrial Select Sector SPDR Fund	17,000	582,760
	Internet Infrastructure HOLDRs Trust	9,600	51,840
	iShares Dow Jones US Consumer Goods Sector Index Fund	4,520	263,742
	iShares Dow Jones US Energy Sector Index Fund	6,635	640,278
	iShares Dow Jones US Financial Sector Index Fund	1,500	170,310
	iShares Dow Jones US Health Care Providers Index Fund *	2,000	101,860
	iShares Dow Jones US Healthcare Sector Index Fund	500	32,995
	iShares Dow Jones US Home Construction Index Fund	11,200	436,352
	iShares Dow Jones US Insurance Index Fund	5,500	283,085
YIELDQUEST CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)			October 31, 2006
% of
Net Assets	Description	Shares	Value
55.99%	Equity ETF (Continued)
	iShares Dow Jones US Medical Devices Index Fund	1,250	$ 60,825
	iShares Dow Jones US Oil & Gas Exploration & Production
	Index Fund	1,680	80,035
	iShares Dow Jones US Oil Equipment & Services Index Fund	1,525	66,749
	iShares Dow Jones US Regional Banks Index Fund	2,125	106,378
	iShares Dow Jones US Transportation Index Fund	2,330	197,211
	iShares Goldman Sachs Semiconductor Index Fund	3,400	206,992
	iShares Goldman Sachs Software Index Fund *	3,850	170,209
	iShares Goldman Sachs Technology Index Fund	1,255	62,499
	iShares MSCI Japan Index Fund	48,770	673,514
	iShares Nasdaq Biotechnology Index Fund *	1,700	135,490
	iShares S&P 500 Index Fund	570	78,683
	iShares S&P Europe 350 Index Fund	3,550	355,852
	iShares S&P Global Healthcare Sector Index Fund	4,250	244,248
	iShares S&P Global Telecommunications Sector Index Fund	2,045	125,420
	Materials Select Sector SPDR Fund	4,950	166,023
	Nasdaq 100 Index Tracking Stock	2,550	108,579
	Pharmaceutical HOLDRs Trust	2,800	218,288
	PowerShares Dynamic Hardware & Consumer Electronics Portfolio *	20,000	337,600
	PowerShares Dynamic Leisure & Entertainment Portfolio	4,400	76,736
	PowerShares Dynamic Media Portfolio	9,000	136,890
	PowerShares Dynamic Pharmaceuticals Portfolio	4,500	80,730
	PowerShares Dynamic Telecommunications & Wireless Portfolio	500	9,225
	Retail HOLDRs Trust	2,300	230,322
	SPDR Trust Series 1	925	127,456
	streetTRACKS KBW Bank ETF	6,200	354,144
	streetTRACKS KBW Capital Markets ETF	7,450	482,164
	Technology Select Sector SPDR Fund	21,200	485,268
	Utilities Select Sector SPDR Fund	4,075	145,885
			10,515,287
	Total Exchange Traded / Closed-End Funds
	(Cost $13,457,147)		14,550,019

0.97%	PURCHASED OPTIONS*	Contracts
	Advanced Micro Devices, Inc.
	Calls @ $22.50, Expire Jan. 2007	37	5,550
	Halliburton Co.:
	Calls @ $35, Expire Dec. 2006	51	3,315
	Calls @ $36.25, Expire Jan. 2007	88	6,160
			9,475
	iShares Dow Jones U.S. Real Estate Index
	Puts @ $78, Expire Dec. 2006	66	3,300
	Puts @ $79, Expire Dec. 2006	52	3,640
	Puts @ $80, Expire Dec. 2006	79	8,058
	Puts @ $81, Expire Dec. 2006	63	8,505
			23,503
	iShares MSCI Emerging Markets Index
	Puts @ $100, Expire Dec. 2006	28	6,300
	Puts @ $105, Expire Dec. 2006	4	1,640
			7,940
	iShares MSCI Japan Index
	Calls @ $14, Expire Nov. 2006	131	1,310
YIELDQUEST CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)			October 31, 2006
% of
Net Assets	Description	Contracts	Value
0.97%	PURCHASED OPTIONS* (Continued)
	Calls @ $14, Expire Dec. 2006	82	$ 2,050
			3,360
	iShares Russell 2000
	Puts @ $74, Expire Dec. 2006	13	1,690
	Puts @ $75, Expire Dec. 2006	14	2,030
	Puts @ $76, Expire Dec. 2006	11	1,870
			5,590
	Oil Service HOLDRs Trust
	Calls @ $145, Expire Nov. 2006	12	720
	Calls @ $140, Expire Dec. 2006	14	5,460
	Calls @ $145, Expire Dec. 2006	91	21,840
	Calls @ $150, Expire Jan. 2006	26	7,150
			35,170
	Philadelphia Stock Exchange
	Calls @ $132.50, Expire Nov. 2006	4	2,480
	Calls @ $135, Expire Nov. 2006	6	3,180
			5,660
	SanDisk Corp.:
	Calls @ $55, Expire Nov. 2006	21	420
	Calls @ $57.50, Expire Nov. 2006	42	210
	Calls @ $55, Expire Dec. 2006	9	675
	Calls @ $57.50, Expire Dec. 2006	14	700
	Calls @ $55, Expire Jan. 2007	5	800
	Calls @ $57.50, Expire Dec. 2006	8	960
			3,765
	SPDR - Consumer Discretionary Select Sector:
	Put @ $36, Expire Dec. 2006	293	9,523
	Put @ $37, Expire Dec. 2006	238	13,685
	Put @ $38, Expire Dec. 2006	72	7,740
			30,948
	SPDR - Energy Select Sector:
	Calls @ $59, Expire Nov. 2006	46	920
	Calls @ $58, Expire Dec. 2006	168	16,800
	Calls @ $61, Expire Dec. 2006	94	3,760
	Calls @ $60, Expire Jan. 2006	74	7,400
			28,880
	SPDR - Financial Select Sector:
	Puts @ $35, Expire Dec. 2006	76	3,040
	SPDR - Industrial Select Sector:
	Put @ $34, Expire Dec. 2006	68	3,230
	SPDR - Technology Select Sector:
	Puts @ $23, Expire Nov. 2006	58	2,030
	Puts @ $23, Expire Dec. 2006	75	3,750
			5,780
	Telecom HOLDRs Trust
	Put @ $30, Expire Feb. 2007	538	10,760

	Total Purchased Options		182,651
	(Cost $218,771)

YIELDQUEST CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)			October 31, 2006
% of
Net Assets	Description	Shares	Value
2.68%	SHORT-TERM INVESTMENT
2.68%	Money Market Fund
	BNY Hamilton Fund
	4.94%, 11/1/2006 (Cost $504,040)	504,040	$ 504,040

102.34%	Total Investments
	(Cost $18,274,546)		$ 19,221,940

-2.34%	Liabilities in excess of other assets		(440,029)

100.00%	Total Net Assets		$ 18,781,911

* Non-income producing securities.
+ This security is considered a Passive Foreign Investment Company for Federal tax purposes.

At October 31, 2006, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:

Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost:			$ 1,016,432
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value:			(108,766)

Net unrealized appreciation			$ 907,666

Aggregate cost for federal income tax purposes is $18,314,274.

YIELDQUEST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS			October 31, 2006
% of
Net Assets	Description	Principal	Value
22.64%	CORPORATE BONDS & NOTES
3.48%	Airlines
	American Airlines, Inc.:
	6.817%, 5/23/2011	$ 402,000	$ 403,256
	6.977%, 5/23/2021	576,996	557,161
	7.377%, 5/23/2019	64,196	61,668
	7.858%, 10/1/2011	100,000	108,062
	AMR Corp.:
	9.75%, 8/15/2021	469,000	463,138
	9.88%, 6/15/2020	343,000	339,570
	Continental Airlines, Inc.:
	6.648%, 9/15/2017	349,921	357,138
	6.703%, 6/15/2021	148,781	151,106
	6.748%, 3/15/2017	255,573	250,621
	7.461%, 4/1/2013	113,097	111,683
	7.461%, 4/1/2015	503,138	510,999
	7.566%, 3/15/2020	68,269	68,397
	7.568%, 12/1/2006	300,000	300,188
	8.56%, 7/2/2014	113,071	97,751
	Delta Airlines, Inc.:
	7.92%, 11/18/2010	520,000	520,325
	12/15/2029 (a)	150,000	55,500
	Northwest Airlines, Inc.:
	6.841%, 4/1/2011	100,000	99,188
	7.041%, 4/1/2022	72,198	71,792
	8.07%, 1/2/2015	112,449	111,395
	Southwest Airlines Co., 7.22%, 7/1/2013	164,668	169,268
			4,808,206
1.98%	Auto Manufacturers
	DaimlerChrysler NA Holdings, 5.875%, 3/15/2011	1,000,000	1,008,328
	Ford Motor Co., 9.875%, 8/10/2011	1,000,000	1,034,291
	General Motors Nova Scotia Finance Co., 6.85%, 10/15/2008	700,000	689,500
			2,732,119
0.20%	Chemicals
	Eastman Chemicals Co., 7.625%, 6/15/2024	250,000	274,636
0.15%	Church Bonds
	Metropolitan Baptist Church, 8.50%, 1/12/2013 +	211,000	207,371
0.54%	Communications
	Deutsche Telekom International Finance BV, 5.375%, 3/23/2011	250,000	249,811
	Verizon Communications, Inc., 5.35%, 2/15/2011	500,000	503,320
			753,131
8.76%	Diversified Financial Services
	American General Finance Corp., 5.375%, 10/1/2012	500,000	500,225
	Bank of America Corp.:
	4.75%, 8/1/2015	750,000	722,514
	5.75%, 8/15/2016	600,000	612,620
	Boeing Capital Corp., 6.10%, 3/1/2011	300,000	311,515
	Countrywide Financial Corp., 6.25%, 5/15/2016	450,000	459,185
	Countrywide Home Loans, Inc., 4.00%, 3/22/2011	450,000	426,301
	Credit Suisse USA, Inc., 6.50%, 1/15/2012	80,000	84,554

YIELDQUEST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS (Continued)			October 31, 2006
% of
Net Assets	Description	Principal	Value
8.76%	Diversified Financial Services (Continued)
	General Electric Capital Corp.:
	4.375%, 11/21/2011	$ 230,000	$ 222,481
	5.00%, 1/8/2016	500,000	490,993
	5.45%, 1/15/2013	900,000	914,695
	6.00%, 6/15/2012	500,000	520,717
	6.875%, 11/15/2010	250,000	266,410
	General Motors Acceptance Corp., 5.85%, 1/14/2009	1,915,000	1,889,071
	Goldman Sachs Group LP, 4.50%, 6/15/2010	80,000	78,351
	Goldman Sachs Group, Inc.:
	5.25%, 4/1/2013	300,000	298,695
	6.60%, 1/15/2012	1,000,000	1,059,378
	HSBC Household Finance Corp.:
	5.875%, 2/1/2009	80,000	81,336
	7.00%, 5/15/2012	500,000	541,871
	International Lease Finance Corp., 4.875%, 9/1/2010	200,000	197,796
	Morgan Stanley, 6.60%, 4/1/2012	500,000	530,121
	Residential Capital Corp.:
	6.00%, 2/22/2011	440,000	441,688
	6.125%, 11/21/2008	440,000	442,652
	6.375%, 6/30/2010	440,000	446,910
	Toll Brothers Finance Corp., 6.875%, 11/15/2012	550,000	563,543
			12,103,622
0.37%	Diversified Manufacturing Operations
	Siemens Financieringsmat, 5.75%, 10/17/2016	500,000	509,662
0.37%	Food
	Kraft Food, Inc., 5.625%, 11/1/2011	500,000	507,158
0.66%	Healthcare Services
	UnitedHealth Group, Inc., 3.30%, 1/30/2008	940,000	916,856
1.35%	Home Builders
	Centex Corp., 5.45%, 8/15/2012	350,000	344,876
	DR Horton, Inc., 5.625%, 9/15/2014	250,000	239,320
	KB Home & Broad Home Corp., 6.25%, 6/15/2015	625,000	590,123
	K. Hovnanian Enterprises, Inc., 8.625%, 1/15/2017	350,000	362,688
	Pulte Homes, Inc., 5.20%, 2/15/2015	350,000	331,506
			1,868,513
0.74%	Insurance
	Berkshire Hathaway Finance Corp., 4.125%, 1/15/2010	450,000	438,191
	Metlife, Inc., 5.00%, 6/15/2015	600,000	582,901
			1,021,092
0.27%	Leisure Time
	Royal Caribbean Cruises, Ltd., 8.75%, 2/2/2011	175,000	191,926
	Sabre Holdings Corp., 7.35%, 8/1/2011	175,000	183,834
			375,760
1.00%	Lodging
	Hilton Hotels Corp., 7.625%, 12/1/2012	650,000	691,530
	Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 5/1/2012	650,000	684,938
			1,376,468
0.15%	Media
	AOL Time Warner, Inc., 6.75%, 4/15/2011	200,000	209,959
0.06%	Mining
	Alcoa, Inc., 6.00%, 1/15/2012	80,000	82,689

YIELDQUEST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS (Continued)			October 31, 2006
% of
Net Assets	Description	Principal	Value
0.43%	Miscellaneous Manufacturing
	Eastman Kodak, 3.625%, 5/15/2008	$ 260,000	$ 251,656
	Eastman Kodak, 7.25%, 11/15/2013	350,000	347,807
			599,463
1.21%	Retail
	Home Depot, 5.40%, 3/1/2016	500,000	500,141
	Sears Roebuck Acceptance Corp.:
	6.25%, 5/1/2009	225,000	227,345
	7.00%, 2/1/2011	500,000	514,378
	6.70%, 4/15/2012	430,000	431,929
			1,673,793
0.22%	Software
	Oracle Corp. and Ozark Holding, Inc., 5.00%, 1/15/2011	300,000	298,241
0.70%	Telecommunications
	AT&T, Inc., 4.125%, 9/15/2009	280,000	271,941
	Cisco Systems, Inc., 5.25%, 2/22/2011	500,000	503,497
	Verizon Global Funding Corp., 7.25%, 12/1/2010	180,000	193,371
			968,809
	Total Corporate Bonds & Notes
	(Cost $30,845,316)		31,287,548

6.65%	MORTGAGE-BACKED SECURITIES
	Fannie Mae Benchmark REMIC, 6.00%, 6/25/2016	923,128	931,188
	Federal Home Loan Mortgage Corp.:
	4.75%, 7/15/2015, Series R002	1,487,304	1,464,587
	5.125%, 12/15/2013, Series R004	1,617,103	1,606,693
	5.125%, 10/15/2015, Series R003	836,874	831,216
	5.50%, 12/15/2018, Series R005	922,233	923,689
	5.75%, 12/15/2018, Series R006	911,095	915,847
	5.75%, 12/15/2018, Series R009	2,500,000	2,516,124
	Total Mortgage-Backed Securities
	(Cost $9,131,500)		9,189,344

21.25%	U.S. GOVERNMENT & AGENCY
	Federal Home Loan Mortgage Corp., 5.50%, 7/18/2016	500,000	521,269
	Federal Farm Credit Bank, 3.50%, 4/15/2009	100,000	96,953
	Federal Home Loan Bank System, 3.875%, 2/12/2010	150,000	145,672
	Federal Home Loan Bank System, 4.375%, 3/17/2010	150,000	147,912
	United States Treasury Notes:
	2.375%, 4/15/2011	6,950,000	7,103,550
	2.50%, 7/15/2016	4,100,000	4,200,367
	4.375%, 11/15/2008	255,000	253,516
	4.375%, 1/31/2008	555,000	551,987
	4.50%, 2/15/2009	755,000	752,671
	4.50%, 2/28/2011	1,290,000	1,286,674
	4.625%, 8/31/2011	3,975,000	3,984,007
	4.875%, 5/15/2009	750,000	754,512
	4.875%, 5/31/2011	2,400,000	2,430,002
	4.875%, 2/15/2012	450,000	456,873
	4.875%, 8/15/2016	4,050,000	4,135,431
	5.125%, 6/30/2011	2,500,000	2,557,325
	Total U.S. Government & Agency
	(Cost $29,091,551)		29,378,721
YIELDQUEST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS (Continued)			October 31, 2006
% of
Net Assets	Description	Principal	Value
13.61%	FOREIGN BONDS
0.07%	Banks
	International Bank of Recon & Development:
	Zero coupon, 8/20/2007	$ 150,000	$ 94,782
13.54%	Sovereign Bonds
	Bundesschatzanweisungen, 2.50%, 3/23/2007	3,548,000	4,510,657
	Canadian Government Bond, 2.75%, 12/1/2007	2,718,000	2,392,286
	Federated Republic of Brazil:
	7.875%, 3/7/2015	475,000	527,250
	12.50%, 1/5/2016	300,000	142,763
	Japan Government 2-Yr. 226, 0.1%, 11/20/2006	181,700,000	1,550,643
	Japan Government 2-Yr. 233, 0.1%, 6/20/2007	86,500,000	736,340
	Mexican Bonos, 8.00%, 12/17/2015	7,500,000	700,426
	New S Wales Treasury Corp.:
	5.50%, 8/1/2014	1,980,000	1,484,944
	7.00%, 12/1/2010	2,152,000	1,715,789
	8.00%, 3/1/2008	425,000	335,861
	New Zealand Government:
	6.00%, 11/15/2011	1,638,000	1,087,544
	6.00%, 12/15/2017	2,170,000	1,487,150
	TSY 5 2008, 5.00%, 3/7/2008	1,073,000	2,046,599
			18,718,252
	Total Foreign Bonds
	(Cost $18,500,146)		18,813,034

2.05%	MUNICIPAL BONDS
0.12%	Alabama
	City of Alabaster, 5.34%, 4/1/2017	170,000	166,802
0.41%	California
	Howell Mountain Elementary School District:
	Zero coupon, 8/1/2028	190,000	73,591
	Zero coupon, 8/1/2029	150,000	55,371
	Los Angeles County Pension, Zero coupon, 6/30/2008	135,000	124,003
	Thousand Oaks Redevelopment Agency, 5.00%, 12/1/2009	250,000	248,165
	Watsonville Redevelopment Agency, 5.20%, 9/1/2012	60,000	59,757
			560,887
0.08%	Florida
	Florida State Governmental Utility Authority, 4.625%, 7/1/2035	105,000	106,454
0.26%	Georgia
	College Park Business & Industrial Development Authority,
	5.75%, 9/1/2015	250,000	256,058
	Douglasville-Douglas County Water & Sewer Authority,
	5.625%, 6/1/2015	100,000	108,303
			364,361
0.19%	Illinois
	Bellwood, 4.45%, 12/1/2020	100,000	102,934
	Aurora Metropolitan Exposition Auditorium & Office Building
	Authority, 3.00%, 7/1/2008	165,000	158,933
			261,867
0.24%	Maine
	City of Auburn, 5.125%, 8/1/2011	330,000	329,135
0.07%	Michigan
	Detroit, 3.50%, 7/1/2014	100,000	99,002
YIELDQUEST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS (Continued)			October 31, 2006
% of
Net Assets	Description	Principal	Value
0.11%	North Carolina
	City of Charlotte, Airport Revenue, Taxable Series C,
	4.05%, 7/1/2009	$ 150,000	$ 145,901
0.03%	New Jersey
	City of Orange Township, 5.17%, 12/1/2011	35,000	34,967
0.24%	Pennsylvania
	City of Washington, 5.40%, 9/1/2008	100,000	100,181
	County of Beaver, 5.00%, 12/15/2011	60,000	59,225
	Duquesne, 5.00%, 12/15/2013	170,000	166,309
			325,715
0.23%	South Carolina
	Richland-Lexington, Airport District, 6.59%, 1/1/2017	300,000	322,179
0.07%	Texas
	Brazoria County Municipal Utility District No. 26, 4.60%, 9/1/2028	100,000	101,222

	Total Municipal Bonds
	(Cost $2,805,428)		2,818,492

3.46%	COMMON STOCK	Shares
0.13%	Energy
	Kinder Morgan Energy Partners LP	2,025	90,315
	TEPPCO Partners LP	2,340	92,243
			182,558
0.15%	Financial Services
	CharterMac	6,555	133,394
	Municipal Mortgage & Equity, LLC	2,840	78,753
			212,147
1.70%	REITS
	American Home Mortgage Investment Corp.	33,510	1,145,037
	Annaly Mortgage Management, Inc.	14,270	187,222
	New Century Financial Corp.	12,750	502,095
	Thornburg Mortgage, Inc.	20,295	521,176
			2,355,530
1.48%	Royalty Trusts
	BP Prudhoe Bay Royalty Trust	4,075	294,826
	Hugoton Royalty Trust	11,495	295,996
	Permian Basin Royalty Trust	18,280	298,147
	Provident Energy Trust	25,455	304,187
	San Juan Basin Royalty Trust	8,260	306,859
	Santa Fe Energy Trust	18,190	547,701
			2,047,716
	Total Common Stock
	(Cost $4,662,889)		4,797,951

0.98%	PREFERRED STOCK
0.24%	Auto Manufacturers
	General Motors Corp., 4.50%, Callable @ $25.00	13,270	331,087

0.24%	Banks
	Abbey National PLC, Series B, 7.375%, Callable @ $25.92	611	15,849
	BAC Capital Trust I, Callable @ $25.00, 12/15/2031	2,302	58,126
	Bank One Capital VI, 7.20%	2,862	72,266
YIELDQUEST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS (Continued)			October 31, 2006
% of
Net Assets	Description	Shares	Value
0.24%	Banks (Continued)
	Comerica Capital Trust I, 7.60%, Callable @ $25.00	1,351	$ 34,113
	Compass Capital III, 7.35%	1,568	39,561
	SunTrust Capital IV, 7.125%, Callable @ $25.00	638	16,103
	USB Capital IV, 7.35%, Callable @ $25.00	1,962	49,207
	USB Capital V, 7.25%, Callable @ $25.00	595	15,048
	Wells Fargo Capital IV, 7.00%, Callable @ $25.00, 8/29/2006	1,165	29,544
			329,817
0.14%	Diversified Financial Services
	Citigroup Capital VII, 7.125%, Callable @ $25.00	2,098	53,331
	Citigroup Capital VIII, 6.95%, Callable @ $25.00, 9/17/06	1,168	29,445
	Merrill Lynch Preferred Capital Trust III, 7.00%	1,559	39,864
	Merrill Lynch Preferred Capital Trust IV, 7.12%, Callable @ $25.00	1,320	33,805
	Morgan Stanley Capital Trust II, 7.25%, 7/31/31	1,360	34,204
			190,649
0.03%	Electric
	Georgia Power Capital Trust V, 7.125%	1,609	40,740
0.28%	Insurance
	Partner Re Capital Trust I, 7.90%	230	5,810
	RenaissanceRe Holdings, Ltd., 8.10%, Callable @ $25.00	14,800	376,068
			381,878
0.05%	Telecommunications
	US Cellular Corp., 8.75%, Callable @ $25.00	2,526	65,550
	Total Preferred Stock
	(Cost $1,312,504)		1,339,721

24.65%	EXCHANGE TRADED / CLOSED-END FUNDS
0.97%	Asset Allocation Closed-End Funds
	John Hancock Patriot Premium Dividend Fund II	46,525	523,872
	LMP Capital and Income Fund, Inc.	30,810	560,434
	Pioneer Tax Advantaged Balanced Fund	18,655	253,335
			1,337,641
1.12%	Equity Closed-End Funds
	Cohen & Steers Select Utility Fund, Inc.	53,864	1,270,652
	Reaves Utility Income Trust	12,354	277,347
			1,547,999
0.27%	Equity ETF
	Market Vectors Gold Miners	9,685	367,643
0.35%	MLP Closed-End Funds
	Fiduciary/Claymore MLP Opportunity Fund	24,450	484,355
1.65%	Municipal Closed-End Funds
	BlackRock Insured Municipal Term Trust, Inc.	108,100	1,053,975
	BlackRock Municipal Target Term Trust	41,200	414,884
	DWS Municipal Income Trust	7,400	81,326
	Nuveen Florida Investment Quality Municipal Fund	11,400	155,268
	Nuveen Insured Premium Income Fund II	10,042	130,847
	Nuveen Premier Municipal Income Fund, Inc.	10,434	142,424
	Putnam Investment Grade Municipal Trust	16,811	166,093
	Van Kampen Pennsylvania Value Municipal Income Trust	9,818	136,176
			2,280,993

YIELDQUEST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS (Continued)			October 31, 2006
% of
Net Assets	Description	Shares	Value
20.29%	Taxable Fixed Income Closed-End Funds
	ACM Income Fund, Inc.	76,000	$ 616,360
	ACM Managed Dollar Income Fund	35,286	264,645
	BlackRock Core Bond Trust	56,912	731,888
	BlackRock Corporate High Yield Fund V, Inc.	38,300	517,433
	BlackRock Income Trust, Inc.	314,876	1,911,297
	BlackRock Preferred Income Strategies Fund, Inc.	40,725	819,387
	Duff & Phelps Utility and Corporate Bond Trust, Inc.	147,145	1,684,810
	First Trust/FIDAC Mortgage Income Fund	41,363	685,799
	Flaherty & Crumrine / Claymore Preferred Securities
	Income Fund, Inc.	51,465	1,072,531
	Flaherty & Crumrine / Claymore Total Return Fund, Inc.	20,165	422,658
	MFS Charter Income Trust	278,249	2,334,509
	MFS Intermediate Income Trust	371,908	2,276,077
	MFS Multimarket Income Trust	68,100	409,281
	Montgomery Street Income Securities	13,381	225,470
	Morgan Stanley High Yield Fund, Inc.	79,400	458,138
	Putnam High Income Securities Fund	35,000	289,100
	Putnam Master Intermediate Income Trust	357,527	2,241,694
	Putnam Premier Income Trust	323,403	2,018,035
	Van Kampen Bond Fund	15,529	266,478
	Western Asset 2008 Worldwide Dollar Government
	Term Trust, Inc.	223,564	2,432,376
	Western Asset Emerging Markets Debt Fund, Inc.	31,336	559,348
	Western Asset High Income Fund II, Inc.	56,356	598,501
	Western Asset High Income Opportunity Fund, Inc.	101,968	658,713
	Western Asset Inflation Management Fund, Inc.	42,909	680,966
	Western Asset Variable Rate Strategic Fund, Inc.	49,560	863,831
	Western Asset Worldwide Income Fund, Inc.	46,540	622,240
	Western Asset/Claymore US Treasury Inflation Protected
	Securities Fund	44,939	514,552
	Western Asset/Claymore US Treasury Inflation Protected
	Securities Fund II	161,368	1,868,641
			28,044,758
	Total Exchange Traded / Closed-End Funds
	(Cost $32,990,440)		34,063,389

0.05%	PURCHASED OPTIONS *	Contracts
	iShares Dow Jones U.S. Real Estate Index Fund
	Puts @ $77, Expire Nov. 2006	298	2,980
	Puts @ $77, Expire Dec. 2006	122	4,880
	Puts @ $78, Expire Nov. 2006	277	4,155
	Puts @ $80, Expire Nov. 2006	87	3,915
	Puts @ $80, Expire Dec. 2006	228	23,256
	Puts @ $81, Expire Dec. 2006	182	24,570

	Total Purchased Options
	(Cost $154,566)		63,756

YIELDQUEST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS (Continued)			October 31, 2006
% of
Net Assets	Description	Shares	Value
4.42%	SHORT-TERM INVESTMENTS
4.42%	Money Market Fund
	BNY Hamilton Fund
	4.94%, 11/1/2006 (Cost $6,113,122)	6,113,122	$ 6,113,122

99.76%	Total Investments
	(Cost $135,607,462)		$ 137,865,078

0.24%	Assets in excess of other liabilities		373,891

100.00%	Total Net Assets		$ 138,238,969

+ Restricted security.
* Non-income producing securities.
(a) Security in default.

At October 31, 2006, net unrealized depreciation on investment securities, for federal income tax purposes, was as follows:

Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost:			$ 2,503,827
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value:			(309,585)

Net unrealized appreciation			$ 2,194,242

Aggregate cost for federal income tax purposes is $135,670,836.

		Number of	Unrealized
	FUTURES CONTRACTS SOLD SHORT	Contracts	Loss
	US 2 Year Note (CBT) Futures Contract maturing Dec 2006,
	(Underlying Face Amount at Value $3,469,875)	17	$ 5,031

	US 5 Year Note (CBT) Futures Contract maturing Dec 2006,
	(Underlying Face Amount at Value $1,472,969)	14	4,906

	US 10 Year Futures Contracts maturing Dec 2006,
	(Underlying Face Amount at Value $968,813)	9	5,156

	US Long Bond Futures Contract maturing Dec 2006,
	(Underlying Face Amount at Value $669,813)	6	6,125

	Total Futures Contracts Sold Short		21,218

YIELDQUEST TAX-EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS			October 31, 2006
% of
Net Assets	Description	Principal	Value
41.63%	MUNICIPAL BONDS & NOTES
1.33%	Alabama
	Birmingham Jefferson Civic Center Authority, 4.125%, 7/1/2017	$ 100,000	$ 100,210
	City of Mobile, 5.375%, 8/15/2014	500,000	547,080
	University of Alabama, Series B, 3.53%, 9/1/2031	500,000	500,000
			1,147,290
1.33%	Alaska
	Alaska Housing Finance Corp., 3.51%, 12/1/2030 ++	1,145,000	1,145,000
0.67%	Arkansas
	Arkansas Development Finance Authority, 5.00%, 11/1/2014	220,000	239,160
	Arkansas River Power Authority, 5.25%, 10/1/2016	300,000	334,587
			573,747
0.58%	Arizona
	Arizona Health Facilities Authority, 3.51%, 10/1/2015 ++	500,000	500,000
0.73%	California
	Berryessa Union School District, 4.75%, 8/1/2016	100,000	105,679
	Chabot-Las Positas Community College District,
	Zero coupon, 8/1/2014	500,000	371,580
	Oakland Redevelopment Agency, 5.50%, 2/1/2014	145,000	156,103
			633,362
0.08%	Colorado
	Garfield-Pitkin-Eagle School District No. 001 Roaring Fork,
	5.25%, 12/15/2012	35,000	38,184
	Lower Colorado River Authority, 5.25%, 1/1/2015	25,000	27,707
			65,891
1.58%	Florida
	City of Dundee, 6.25%, 10/1/2011	50,000	56,010
	City of Lakeland Florida, 5.00%, 10/1/2018	555,000	604,767
	Orange County Health Facilities Authority, 5.75%, 12/1/2032	600,000	669,492
	Orlando Utilities Commission Water & Electric, 6.00%, 10/1/2010	30,000	32,592
			1,362,861
1.33%	Georgia
	City of Atlanta, Series A, 5.00%, 11/1/2029	35,000	36,445
	Fulton County Development Authority, 5.50%, 5/1/2033	105,000	33,240
	Municipal Electric Authority of Georgia UnRefunded Balance,
	5.00%, 1/1/2013	1,000,000	1,074,980
			1,144,665
3.86%	Illinois
	Bellwood, Series B, 4.45%, 12/1/2020	100,000	102,934
	Chicago Transit Authority Capital Grant, 5.25%, 6/1/2009	500,000	520,120
	Chicago O'Hare International Airport, 5.25%, 1/1/2016	260,000	287,651
	Cook County Community School District No 97-Oak Park,
	9.00%, 12/1/2015	300,000	416,010
	Cook County School District No 100-Berwyn South,
	8.10%, 12/1/2015	300,000	400,431
	Illinois Finance Authority, 3.56%, 1/1/2018 ++	500,000	500,000
	Jackson & Williamson Counties Community High School
	District No. 165, 7.50%, 12/1/2009	250,000	277,770
	Oak Park Capital Appreciation Corp., Zero coupon, 11/1/2013	500,000	381,370
	Orland Park, 4.125%, 12/1/2018	260,000	262,577
	Winnebago County, 4.25%, 12/30/2013	175,000	181,109
			3,329,972

YIELDQUEST TAX-EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)			October 31, 2006
% of
Net Assets	Description	Principal	Value
2.04%	Indiana
	Greenfield Central Community Building Corp., 2.80%, 7/15/2008	$ 100,000	$ 98,096
	Indiana Health & Educational Facilities Finance Authority,
	3.53%, 11/1/2037 ++	1,000,000	1,000,000
	Indiana Transportation Finance Authority, 5.50%, 12/1/2015	585,000	663,133
			1,761,229
1.32%	Louisiana
	Louisiana State UnRefunded Balance, Series A:
	5.00%, 8/1/2012	350,000	374,455
	5.00%, 7/15/2015	500,000	543,295
	5.25%, 10/15/2015	200,000	220,454
			1,138,204
0.77%	Massachusetts
	Commonwealth of Massachusetts:
	5.75%, 10/1/2012	500,000	539,255
	Series D, 6.00%, 11/1/2013	25,000	28,598
	Dedham-Westwood Water District, 2.00%, 10/15/2007	100,000	97,860
			665,713
0.57%	Michigan
	Detroit, 5.00%, 4/1/2012	50,000	53,235
	Itawamba Community College District, 5.00%, 2/1/2011	50,000	52,730
	Plymouth-Canton Community School District, 5.25%, 5/1/2015	350,000	382,967
			488,932
0.46%	Mississippi
	State of Mississippi Local System Bridge Rehabilitation Fund
	Project, 4.25%, 8/1/2016	100,000	102,053
	State of Mississippi, 6.00%, 9/1/2011	265,000	293,435
			395,488
1.25%	Missouri
	County of St. Louis Annual Appropriation, 5.00%, 2/15/2018	1,000,000	1,080,880
3.30%	Nevada
	Clark County:
	4.50%, 6/1/2018	275,000	286,957
	5.00%, 11/1/2017	825,000	903,812
	North Las Vegas Local Improvement, 4.125%, 12/1/2014	300,000	308,403
	State of Nevada Water Pollution Control, 3.25%, 8/1/2010	250,000	246,100
	Washoe County School District, 5.25%, 6/1/2014	1,000,000	1,101,580
			2,846,852
1.03%	New Jersey
	City of Clifton, 5.00%, 11/1/2029	560,000	581,722
	State Educational Facilities Authority, 4.25%, 3/1/2012	300,000	307,374
			889,096
1.02%	New Mexico
	City of Gallup JT Utility Revenue, 5.00%, 6/1/2014	820,000	882,000
3.50%	New York
	City of New York:
	Series G, 5.25%, 8/1/2007	45,000	45,554
	3.90%, 9/1/2016	100,000	99,834
	City of Utica, 4.75%, 4/1/2016	335,000	360,718
	Erie County, 5.00%, 12/1/2015	100,000	109,620
	New York City Municipal Water Finance Authority,
	2.375%, 6/15/2010	50,000	46,922

YIELDQUEST TAX-EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)			October 31, 2006
% of
Net Assets	Description	Principal	Value
3.50%	New York (Continued)
	New York City, Public Improvements, 5.25%, 8/1/2014	$ 850,000	$ 926,364
	New York City Transitional Finance Authority, 5.50%, 5/1/2025	300,000	317,184
	5.25%, 8/1/2012	750,000	815,280
	Troy Industrial Development Authority, 3.82%, 4/1/2037 ++	290,000	292,903
			3,014,379
0.55%	North Carolina
	Eastern Municipal Power Agency, 5.00%, 1/1/2017	435,000	476,403
0.77%	Ohio
	City of Cleveland, Various Purpose, 5.25%, 12/1/2013	570,000	626,994
	County of Jefferson, 5.70%, 12/1/2013	30,000	33,825
			660,819
0.26%	Pennsylvania
	St. Clair Area School District, 2.15%, 11/15/2008	235,000	225,826
0.59%	Puerto Rico
	Highway & Transportation Authority, 5.50%, 7/1/2016	445,000	509,934
1.31%	South Carolina
	Beaufort County, 8.00%, 3/1/2016	850,000	1,128,902
5.50%	Texas
	Brazoria County Municipal Utility District No. 26, 4.60%, 9/1/2028	100,000	101,222
	Bryan Waterworks & Sewer, 4.25%, 7/1/2018	90,000	91,468
	City of Corpus Christi Utilities Systems, 5.50%, 7/15/2009	50,000	52,460
	Dallas-Fort Worth International Airport Facilities Improvement Corp.
	7.25%, 11/1/2030	300,000	305,250
	6.00%, 11/1/2014	140,000	140,160
	Rowlett CTFS, 4.50%, 2/15/2014	715,000	751,193
	Midlothian, 5.50%, 8/15/2013	175,000	194,066
	North East Independent School District, 5.25%, 8/1/2011	140,000	150,174
	Pearland Waterworks & Sewer Systems, 6.00%, 9/1/2011	135,000	148,855
	Northwest Harris County Municipal Utility District No. 5
	5.50%, 5/1/2016	585,000	663,144
	San Benito Consolidated Independent School District,
	5.00%, 2/15/2012	450,000	480,042
	San Marcos, 4.45%, 8/15/2021	140,000	142,110
	Southlake Waterworks & Sewer Systems, 4.00%, 2/15/2017	285,000	285,701
	Texas State Turnpike Authority, Zero coupon, 8/15/2015	705,000	500,874
	Texas Municipal Power Agency, Zero coupon, 9/1/2010	250,000	217,105
	Texas State Tax & Revenue Anticipation Notes, 5.00%, 4/1/2010	170,000	177,737
	Waco Texas CTFS Obligation, 4.40%, 2/1/2029	340,000	337,593
			4,739,154
0.06%	Utah
	Central Utah Water Conservancy District, 4.25%, 4/1/2008	50,000	50,497
0.11%	Virginia
	Suffolk, 2.50%, 8/1/2007	100,000	98,902
1.04%	Washington
	City of Yakima, Series B, 2.00%, 12/1/2006	200,000	199,622
	County of King, Series B, 5.85%, 12/1/2013	25,000	26,111
	Kitsap County, 4.20%, 12/1/2007	150,000	151,050
	Yakima County School District No. 201 Sunnyside,
	4.50%, 12/1/2017	500,000	521,505
			898,288
0.14%	West Virginia
	West Virginia Water Development Authority, 2.50%, 10/1/2007	125,000	123,266
YIELDQUEST TAX-EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)			October 31, 2006
% of
Net Assets	Description	Principal	Value
4.55%	Wisconsin
	Monona Grove School District, 4.50%, 5/1/2019	$1,225,000	$ 1,268,463
	State of Wisconsin:
	5.00%, 7/1/2011	900,000	948,033
	6.25%, 5/1/2012	235,000	265,421
	Wisconsin Housing & Economic Development Authority,
	3.53%, 5/1/2033	540,000	540,000
	Wisconsin Health & Educational Facilities Authority,
	3.53%, 1/1/2020	900,000	900,000
			3,921,917
	Total Municipal Bonds & Notes
	(Cost $35,435,094)		35,899,469

5.77%	GOVERNMENT BONDS
0.11%	Canada
	Canadian Government, 2.75%, 12/1/2007	110,000	96,818
1.01%	Germany
	Bundesschatzanweisungen, 2.50%, 3/23/2007	685,000	870,857
1.15%	Japan
	Japanese Government 2 Year 226, 0.10%, 11/20/2006	75,000,000	640,056
	Japanese Government 2 Year 233, 0.10%, 6/20/2007	41,500,000	353,273
			993,329
0.21%	New Zealand
	New Zealand Government:
	6.00%, 11/15/2011	135,000	89,632
	6.00%, 12/15/2017	135,000	92,518
			182,150
0.92%	United Kingdom
	New S Wales Treasury Crp.:
	7.00%, 12/1/2010	500,000	398,650
	5.55%, 8/1/2014	120,000	89,996
	TSY 5 2008, 5.00%, 3/7/2008	160,000	305,178
			793,824
2.37%	United States
	United States Treasury Notes - TIP Bonds:
	2.375%, 4/15/2011	1,000,000	1,022,094
	2.50%, 7/15/2016	1,000,000	1,024,480
			2,046,574
	Total Government Bonds
	(Cost $4,978,991)		4,983,552

2.94%	COMMON STOCKS	Shares
0.14%	Diversified Financial Services
	CharterMac	3,960	80,586
	Municipal Mortgage & Equity LLC	1,560	43,259
			123,845
0.07%	Energy
	Teppco Partners LP	1,430	56,371

YIELDQUEST TAX-EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)			October 31, 2006
% of
Net Assets	Description	Shares	Value
1.23%	REITS (Real Estate Investment Trust)
	American Home Mortgage Investment Corp.	16,070	$ 549,112
	Annaly Capital Management, Inc.	5,725	75,112
	New Century Financial Corp.	4,970	195,719
	Thornburg Mortgage, Inc.	9,190	235,999
			1,055,942
1.50%	Royalty Trusts
	Hugoton Royalty Trust	8,455	217,716
	BP Prudhoe Bay Royalty Trust	2,985	215,965
	Permian Basin Royalty Trust	13,395	218,472
	Provident Energy Trust	18,775	224,361
	San Juan Basin Royalty Trust	6,090	226,244
	Santa Fe Energy Trust	6,410	193,005
			1,295,763
	Total Common Stocks
	(Cost $2,459,679)		2,531,921

0.25%	PREFERRED STOCK
0.25%	Auto Manufacturers
	General Motors Corp. Preferred Convertible, Series A,
	4.50%, 3/2/2032 (Cost $203,521)	8,530	212,824

45.74%	EXCHANGE TRADED / CLOSED-END FUNDS
0.35%	Asset Allocation Closed-End Funds
	Pioneer Tax Advantaged Balanced Fund	22,174	301,123
0.86%	Equity Closed-End Funds
	Cohen & Steers Select Utility Fund, Inc.	26,286	620,087
	Reaves Utility Income Trust	5,477	122,959
			743,046
0.20%	Equity ETF
	Market Vectors Gold Miners	4,620	175,375
0.27%	MLP Closed-End Funds
	Fiduciary/Claymore MLP Opportunity Fund	11,925	236,234
42.23%	Municipal Closed-End Funds
	BlackRock Florida Insured Municipal 2008 Term Trust	30,900	440,634
	BlackRock Florida Insured Municipal Income Trust	18,929	264,627
	BlackRock Insured Municipal Term Trust	480,100	4,680,975
	BlackRock Municipal Target Term Trust	777,513	7,829,556
	BlackRock New York Insured Municipal 2008 Term Trust, Inc.	109,100	1,621,226
	DWS Municipal Income Trust	171,530	1,885,115
	DWS Strategic Municipal Income Trust	19,475	238,568
	Investment Grade Municipal Fund, Inc.	15,000	204,150
	MBIA Capital/Claymore Managed Duration Investment Grade
	Municipal Fund	100,429	1,280,470
	Nuveen Arizona Premium Income Municipal Fund, Inc.	9,100	126,490
	Nuveen Florida Investment Quality Municipal Fund	143,683	1,956,962
	Nuveen Florida Quality Income Municipal Fund	93,430	1,281,860
	Nuveen Insured Florida Premium Income Municipal Fund	18,400	273,608
	Nuveen Insured Florida Tax Free Advantage Municipal Fund	12,000	159,240
	Nuveen Insured Premium Income Fund 2	108,868	1,418,550
	Nuveen Michigan Quality Income Municipal Fund	8,200	119,064
	Nuveen New Jersey Investment Quality Municipal Fund	71,900	1,012,352
YIELDQUEST TAX-EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)			October 31, 2006
% of
Net Assets	Description	Shares	Value
42.23%	Municipal Closed-End Funds (Continued)
	Nuveen North Carolina Premium Income Municipal Fund	400	$ 5,772
	Nuveen Ohio Quality Income Municipal Fund	9,100	143,689
	Nuveen Pennsylvania Investment Quality Municipal Fund	151,185	2,054,604
	Nuveen Pennsylvania Premium Income 2	24,300	327,078
	Nuveen Premier Municipal Income Fund, Inc.	70,416	961,178
	Nuveen Premium Income Municipal Fund	7,800	110,214
	Pioneer Municipal High Income Advantaged Trust	64,095	976,808
	Pioneer Municipal High Income Trust	86,393	1,249,243
	Putnam High Yield Municipal Trust	53,723	381,971
	Putnam Investment Grade Municipal Trust	91,671	905,709
	Putnam Managed Municipal Income Trust	21,785	165,130
	Putnam Municipal Opportunities Trust	66,567	784,159
	Putnam Tax Free Health Care Fund	28,331	361,220
	Van Kampen Advantage Municipal Income Trust II	85,950	1,125,945
	Van Kampen Municipal Opportunity Trust	9,600	141,120
	Van Kampen Pennsylvania Value Municipal Income Trust	68,658	952,286
	Western Asset Intermediate Muni Fund, Inc.	108,434	959,641
			36,399,214
1.83%	Taxable Fixed Income Closed-End Funds
	BlackRock Income Trust, Inc.	158,224	960,419
	MFS Intermediate Income Trust	32,600	199,512
	Putnam Master Intermediate Income Trust	33,250	208,478
	Putnam Premier Income Trust	33,000	205,920
			1,574,329
	Total Exchange Traded / Closed-End Funds
	(Cost $38,393,326)		39,429,321

0.04%	PURCHASED OPTIONS *	Contracts
	iShares Dow Jones U.S. Real Estate Index Fund
	Puts @ $77, Expire Nov. 2006	98	980
	Puts @ $78, Expire Nov. 2006	132	1,980
	Puts @ $80, Expire Nov. 2006	36	1,620
	Puts @ $77, Expire Dec. 2006	51	2,040
	Puts @ $80, Expire Dec. 2006	123	12,546
	Puts @ $81, Expire Dec. 2006	97	13,095

	Total Purchased Options
	(Cost $70,213)		32,261

7.31%	SHORT-TERM INVESTMENTS	Shares
7.31%	Money Market Fund
	Federated Tax-Free Obligations Fund
	3.03%, 11/1/2006
	(Cost $6,304,681)	6,304,681	6,304,681

103.68%	Total Investments
	(Cost $87,845,505)		$ 89,394,029

-3.68%	Liabilities in excess of other assets		(3,194,687)

100.00%	Total Net Assets		$ 86,199,342

YIELDQUEST TAX-EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)			October 31, 2006

++ Variable rate security.
* Non-income producing securities.

At October 31, 2006, net unrealized depreciation on investment securities, for federal income tax purposes, was as follows:

Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost:			$ 1,615,366
Aggregate gross unrealized appreciation for all investments for which there was an
excess of cost over value:			(118,466)

Net unrealized appreciation			$ 1,496,900

Aggregate cost for federal income tax purposes is $87,897,129.

		Number of	Unrealized
	FUTURES CONTRACTS SOLD SHORT	Contracts	Loss
	US 2 Year Note (CBT) Futures Contract maturing Dec 2006,
	(Underlying Face Amount at Value $2,041,563)	10	$ 2,500

	US 5 Year Note (CBT) Futures Contract maturing Dec 2006,
	(Underlying Face Amount at Value $947,391)	9	2,672

	US 10 Year Futures Contracts maturing Dec 2006,
	(Underlying Face Amount at Value $538,672)	5	2,422

	US Long Bond Futures Contract maturing Dec 2006,
	(Underlying Face Amount at Value $335,344)	3	2,625

	Total Futures Contracts Sold Short		10,219

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2006

	YieldQuest	YieldQuest	YieldQuest
	Core Equity	Total Return Bond	Tax-Exempt
	Fund	Fund	Bond Fund
Assets:
Investments, at cost	$ 18,274,546	$ 135,607,462	$ 87,845,505
Investments in securities, at value	$ 19,221,940	$ 137,865,078	$ 89,394,029
Segregated cash	-	144,727	72,947
Unrealized gain on forward foreign exchange
contracts	-	-	5,725
Variation margin	-	-	28,533
Receivable for securities sold	575,819	513,215	155,745
Interest and dividends receivable	6,960	1,297,497	610,374
Receivable for fund shares sold	28,910	990,906	149,055
Receivable due from investment advisor	1,596	-	-
Prepaid expenses and other assets	7,608	51,539	26,196
Total Assets	19,842,833	140,862,962	90,442,604

Liabilities:
Payable for securities purchased	1,026,966	2,325,595	4,033,149
Payable for fund shares redeemed	28,237	103,348	122,157
Unrealized loss on forward foreign exchange
contracts	-	117,534	-
Dividends payable	-	7,608	2,525
Variation margin	-	16,929	-
Due to broker	-	4,289	38,714
Payable to investment advisor	-	48,690	31,953
Accrued expenses and other liabilities	5,719	-	14,764
Total Liabilities	1,060,922	2,623,993	4,243,262

Net Assets	$ 18,781,911	$ 138,238,969	$ 86,199,342

Net Assets Consist Of:
Par value of shares of beneficial interest	$ 16,540	$ 131,574	$ 81,847
Paid in capital	17,759,366	136,094,998	84,895,627
Undistributed net investment income (loss)	135,596	131,192	22,477
Accumulated net realized gain (loss) on
investments and foreign currency transactions	(76,969)	(242,739)	(345,089)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	947,378	2,123,944	1,544,480
Net Assets	$ 18,781,911	$ 138,238,969	$ 86,199,342

Net Asset Value Per Share:
Net Assets	$ 18,781,911	$ 138,238,969	$ 86,199,342
Shares of Beneficial Interest Outstanding	1,653,959	13,157,410	8,184,677
Net Asset Value, Offering & Redemption Price*	$ 11.36	$ 10.51	$ 10.53
(Net Assets divided by Shares Outstanding)

* Each fund will impose a 2% redemption fee for any redemptions occurring within 90 days of purchase.

STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2006

	YieldQuest	YieldQuest	YieldQuest
	Core Equity	Total Return Bond	Tax-Exempt
	Fund	Fund	Bond Fund
Investment Income:
Dividend income	$ 195,558	$ 1,421,635	$ 829,928
Interest income	23,575	1,898,067	728,406
Less: Foreign withholding taxes	(1,522)	(690)	-
Total Investment Income	217,611	3,319,012	1,558,334

Operating Expenses:
Investment advisory fees	82,418	344,538	210,425
Administration fees	31,206	35,076	33,431
Fund accounting fees	24,299	30,065	32,065
Registration fees	24,259	34,835	27,499
Custodian fees	23,677	23,017	17,642
Professional fees	19,927	50,112	33,819
Transfer agent fees	18,669	19,137	20,047
Printing and postage expense	7,870	10,207	8,571
Trustees' fees	4,000	4,000	4,001
Miscellaneous expenses	2,341	3,045	2,186
Total Operating Expenses	238,666	554,032	389,686
Less: Expenses waived and
reimbursed	(139,158)	(90,174)	(106,345)
Net Operating Expenses	99,508	463,858	283,341

Net Investment Income (Loss)	118,103	2,855,154	1,274,993

Realized and Unrealized
Gain (Loss) on Investments and
Foreign Currency Transactions:
Net realized gain (loss) from:
Security transactions	(59,280)	(232,263)	(306,802)
Distributions of realized gains from other
investment companies	10,049	19,360	775
Futures contracts	(27,738)	(29,836)	(39,062)
Foreign currency transactions	24,352	167,886	23,280
Net realized gain (loss)	(52,617)	(74,853)	(321,809)
Net change in unrealized appreciation
(depreciation) on investments and
foreign currency transactions	947,378	2,123,944	1,544,480
Net Realized and Unrealized Gain (Loss)	894,761	2,049,091	1,222,671

Net Increase (Decrease) in Net Assets
Resulting From Operations	$ 1,012,864	$ 4,904,245	$ 2,497,664

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended October 31, 2006*

	YieldQuest	YieldQuest	YieldQuest
	Core Equity	Total Return Bond	Tax-Exempt
	Fund	Fund	Bond Fund
Operations:
Net investment income (loss)	$ 118,103	$ 2,855,154	$ 1,274,993
Net realized gain (loss) from investments,
futures, foreign currency transactions and
distributions from investment companies	(52,617)	(74,853)	(321,809)
Net change in unrealized appreciation
(depreciation) on investments and
foreign currency transactions	947,378	2,123,944	1,544,480
Net Increase (Decrease) in Net Assets
Resulting From Operations	1,012,864	4,904,245	2,497,664

Distributions to Shareholders:
From Net Investment Income:	(6,859)	(2,891,848)	(1,275,796)
Total Dividends and Distributions
to Shareholders	(6,859)	(2,891,848)	(1,275,796)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold	18,162,706	136,956,813	88,625,559
Reinvestment of dividends and distributions	6,859	2,870,539	1,271,403
Redemption fee proceeds	753	5,990	6,856
Cost of shares redeemed	(434,412)	(3,646,770)	(4,966,344)
Net Increase (Decrease) in Net Assets From
Share Transactions of Beneficial Interest	17,735,906	136,186,572	84,937,474

Total Increase (Decrease) in Net Assets	18,741,911	138,198,969	86,159,342

Net Assets:
Beginning of year	40,000	40,000	40,000
End of year**	$ 18,781,911	$ 138,238,969	$ 86,199,342
** Includes undistributed net investment
income (loss) at end of year	$ 135,596	$ 131,192	$ 22,477

*	All funds commenced operations on October 31, 2005

NOTES TO FINANCIAL STATEMENTS

NOTE 1. ORGANIZATION

The YieldQuest Core Equity Fund (“Core Equity Fund”), YieldQuest Total Return Bond Fund (“Total Return Bond Fund”) and YieldQuest Tax-Exempt Bond Fund (“Tax-Exempt Bond Fund”) (each a “Fund” or collectively, the “Funds”) were organized as diversified series of YieldQuest Funds Trust (the “Trust”) on June 27, 2005.  The Trust was organized as a business trust under the laws of the State of Delaware pursuant to a Certificate of Trust filed with the State of Delaware on May 9, 2005, and an Agreement and Declaration of Trust (the “Declaration of Trust”) of even date therewith.  The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value.  Each Fund is one of a series of funds currently authorized by the Trustees.  The investment advisor to each Fund is YieldQuest Advisors, LLC (the “Advisor”).  The Funds commenced investment operations on October 31, 2005.   Each Fund’s investment objective is as follows:

Core Equity Fund – Long-term capital appreciation and, secondarily, income.

Total Return Bond Fund – Total return, comprised of both income and capital appreciation.

Tax-Exempt Bond Fund – Maximum current tax-exempt income.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from these estimates.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements:

Security Valuation - Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales prices are reported, based on the quotes obtained from a quotation reporting system, established market makes, or pricing services.  NASDAQ-traded securities are valued at the NASDAQ Official Closing Price (“NOCP”).  Certain securities or investments for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices.  Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.  ETFs, exchange-traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.  Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at a fair value as determined in good faith by the Advisor according to procedures approved by the Board of Trustees.  Fair valuation may also be used if extraordinary events occur after the close of the relevant market but prior to the NYSE close.  Fair value pricing requires subjective determinations about the value of a security.  The Valuation Committee of the Board acts as a liaison between the full Board of Trustees and the Advisor, with respect to the fair value pricing of securities held in the Funds’ portfolio.  The Valuation Committee is responsible for reviewing and approving the price of any security in a Fund’s portfolio that is fair value priced.

As a general principle, the "fair value" of a security is the amount that a Fund might reasonably expect to realize upon its current sale. There is no single standard for determining the fair value of a security. Rather, in determining the fair value of a security, the Valuation Committee shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the

NOTES TO FINANCIAL STATEMENTS (Continued)

fair value of the security; (iv) the recommendation of the portfolio Advisor of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security.  As of October 31, 2006, the Total Return Bond Fund held one security for which market quotations were not readily available.  The market value of this security represented 0.15% of its net assets.

In September of 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

Security Transactions and Investment Income - Securities transactions are recorded on trade date.  In determining net realized gain or loss from the sale of securities, the cost of securities sold is determined on the identified cost basis.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses - Most expenses of the Trust can be directly attributed to a Fund.  Expenses which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds.

Federal Income Taxes - It is the Trust’s policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and any realized capital gains to its shareholders.  Therefore, no federal income tax provision is required.  Each Fund is treated as a separate taxpayer for federal income tax purposes.

Capital loss carry forwards, as of each fund’s most recent tax year-end, available to offset future capital gains, if any, are as follows: Core Equity Fund, $59,362; Total Return Bond Fund, $200,584; and Tax-Exempt Bond Fund, $303,683.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes’ (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.  At this time management believes that the adoption of FIN 48 will have no impact on the financial statements of the fund.

Dividends and Distributions - The Equity Fund will pay dividends from net investment income, if any, on an annual basis and will declare and pay distributions from net realized capital gains, if any, at least annually. The Total Return Fund and the Tax-Exempt Fund will pay dividends from net investment income on a monthly basis and will declare and pay distributions from net realized capital gains, if any, at least annually.   The amounts of distributions from net investment income and capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent; they are charged or credited to paid-in-capital in the period that the difference arises.

NOTES TO FINANCIAL STATEMENTS (Continued)

Futures Contracts – Each Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective.  Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities.  Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account.  Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account.  When a contract is closed, the Fund recognizes a realized gain or loss.  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

Other - The accounting records are maintained in U.S. dollars.   All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded.  In addition, certain of the Portfolios may enter into forward foreign currency contracts.  These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss.  Realized gains or losses are recognized when contracts are settled.

NOTE 3. INVESTMENT ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Trust has entered into an investment advisory agreement with the Advisor on behalf of each Fund. The Advisor has overall supervisory responsibility for the general management and investment of each Fund and its securities portfolio, subject to the authority of the Board.  The following table sets forth the annual investment advisory fee rates payable by each Fund to the Advisor pursuant to the investment advisory agreement, expressed as a percentage of the Fund’s average daily net assets, along with the actual investment advisory fees earned during the year ended October 31, 2006.

	Investment Advisory Fee Rate	Investment Advisory Fee*
Core Equity Fund	0.99%	$ 82,418
Total Return Bond Fund	0.59%	344,538
Tax-Exempt Bond Fund	0.59%	210,425

•

These figures represent the investment advisory fees accrued, excluding the effects of any fee waivers/reimbursements.

The Advisor has contractually agreed to waive its investment advisory fees and/or make payments to limit Fund expenses to the amount described below under “Expense Limitation”, other than brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short, if any), taxes, indirect expenses of investing in other investment companies and extraordinary or non-recurring expenses, at least until October 31, 2008.  The expense limitations, expressed as a percentage of each Fund’s average daily net assets, along with the actual investment advisory fee waivers and expense reimbursements for the year ended October 31, 2006, are disclosed in the table below:

	Expense Limitation	Investment Advisory Fee Waivers / Reimbursements
Core Equity Fund	1.19%	$ 139,158
Total Return Bond Fund	0.79%	90,174
Tax-Exempt Bond Fund	0.79%	106,345

NOTES TO FINANCIAL STATEMENTS (Continued)

Each waiver or reimbursement by the Advisor is subject to repayment by a Fund within three fiscal years following the fiscal year in which that particular expense was incurred; provided that the Fund is able to make repayment without exceeding its expense limitation.

Pursuant to service agreements, Gemini Fund Services, LLC (“GFS”) provides administration and accounting services to the Funds.  Under the terms of such agreements, GFS is paid an annual fee, computed daily and payable monthly based on a percentage of average daily net assets, subject to certain minimums.  The Funds and GFS are also parties to a transfer agency servicing agreement, under which GFS provides transfer agency and dividend disbursing services.  For performing such services, GFS receives from each Fund a minimum monthly or per account fee plus certain transaction fees.  In addition, GFS also serves as custody administrator to the Funds pursuant to the terms of the custody agreement between the Funds and The Bank of New York.   For performing this service, GFS receives an annual fee based upon a percentage of average daily net assets, subject to certain minimums, plus certain transaction charges.   GFS is also reimbursed for out-of-pocket expenses.

A trustee and certain officers of the Funds are also officers of the Advisor and its affiliates.  An officer of the Fund is also an officer of GFS.

Subject to policies established by the Board, the Advisor is responsible for each Fund’s portfolio decisions and the placing of each Fund’s portfolio transactions.   The Advisor typically executes each Fund’s portfolio transactions through its affiliated broker-dealer, YieldQuest Securities LLC, on an agency basis; while principal trades on behalf of the Funds are executed solely through independent broker-dealers.   In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility, responsiveness of the broker-dealer, clearance procedures, wire service quotations, statistical ands other research services provided by the broker or dealer to the Funds and the Advisor.   The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.   Under the Investment Company Act of 1940, persons affiliated with an affiliate of the Advisor (such as YieldQuest Securities) are prohibited from dealing with the Funds as a principal in the purchase and sale of securities.   Therefore, YieldQuest Securities will not serve as dealer in connection with the Fund’s over-the-counter transactions.   However, YieldQuest Securities may serve as broker in the Funds’ over-the-counter transactions conducted on an agency basis and may receive brokerage commissions in connection with such transactions.   Such transactions will be executed on a fully disclosed basis through its clearing firm.   As of October 31, 2006, YieldQuest Securities had received brokerage commissions of $23,289, $8,310 and $9,691, respectively, for the Core Equity Fund, the Total Return Bond Fund and the Tax-Exempt Bond Fund.   The total value of transactions generating brokerage commissions were $92,814,063, $92,119,301 and $87,907,805, respectively, for the Core Equity Fund, the Total Return Bond Fund and the Tax-Exempt Bond Fund.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sales of securities, other than short-term securities, for the year ended October 31, 2006, were as follows:

	Purchases	Sales
Core Equity Fund	$ 57,022,446	$ 39,649,784
Total Return Bond Fund	209,904,795	81,248,606
Tax-Exempt Bond Fund	107,514,555	26,218,942

NOTES TO FINANCIAL STATEMENTS (Continued)

At October 31, 2006, the Total Return Bond Fund had open forward foreign currency contracts.  The Fund bears the market risk that arises from changes in foreign currency exchange rates. The unrealized gain (loss) on the contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
To Buy:
Australian Dollar	858,698	$664,109	11/16/06	$19,109
British Pound	219,613	418,887	11/16/06	10,247
Canadian Dollar	1,361,926	1,216,241	11/16/06	6,541
Euro	2,565,355	3,277,099	11/16/06	35,865
Japanese Yen	199,196,124	1,704,398	11/16/06	22,708
Mexican Peso	7,744,367	719,553	11/03/06	(284)
New Zealand Dollar	22,814	15,256	11/16/06	256
South Korean Won	644,940	86,998	12/22/06	(3,002)
Turkish Lira	154,575	104,068	12/21/06	14,068
				105,508
To Sell:
Australian Dollar	4,913,647	3,800,169	11/16/06	(128,450)
British Pound	228,773	436,358	11/16/06	(5,827)
Canadian Dollar	2,291,723	2,046,578	11/16/06	(14,838)
Euro	1,306,310	1,668,738	11/16/06	(18,738)
Japanese Yen	125,205,04	1,071,302	11/16/06	(8,498)
New Zealand Dollar	3,990,473	2,668,586	11/16/06	(36,670)
South Korean Won	644,940	86,998	12/22/06	1,653
Turkish Lira	154,575	104,068	12/21/06	(11,674)
				(223,042)

Total Net Unrealized Gain (Loss) on Open Forward Foreign Currency Contracts				$(117,534)

NOTES TO FINANCIAL STATEMENTS (Continued)

At October 31, 2006, the Tax-Exempt Bond Fund had open forward foreign currency contracts.   The Fund bears the market risk that arises from changes in foreign currency exchange rates.   The unrealized gain (loss) on the contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
To Buy:
Australian Dollar	263,713	$203,953	11/16/06	$5,953
British Pound	207,553	395,883	11/16/06	6,796
Canadian Dollar	658,101	587,704	11/16/06	3,079
Euro	1,187,217	1,516,604	11/16/06	14,308
Japanese Yen	74,932,480	641,151	11/16/06	8,151
New Zealand Dollar	4,563	3,051	11/16/06	51
				38,338
To Sell:
Australian Dollar	732,919	566,833	11/16/06	(16,368)
British Pound	39,921	76,145	11/16/06	(1,145)
Canadian Dollar	233,377	208,413	11/16/06	(2,413)
Euro	410,894	524,894	11/16/06	(5,894)
Japanese Yen	89,249,980	763,657	11/16/06	(4,390)
New Zealand Dollar	275,000	183,903	11/16/06	(2,403)
				(32,613)

Total Net Unrealized Gain (Loss) on Open Forward Foreign Currency Contracts				$5,725

NOTE 5. CAPITAL SHARE TRANSACTIONS

Each Fund has unlimited shares of beneficial interest authorized with no par value.  Capital share transactions were as follows for the year ended October 31, 2006:

	Issued	Dividends Reinvested	Redeemed	Net Increase (Decrease) in Shares
Core Equity Fund	1,689,074	668	(39,783)	1,649,959
Total Return Bond Fund	13,227,349	276,631	(350,570)	13,153,410
Tax-Exempt Bond Fund	8,535,914	122,126	(477,363)	8,180,677

Each Fund will impose a 2% redemption fee for any redemptions occurring within 90 days of purchase.   Such fees amounted to $753, $5,990 and $6,856, respectively, for the Core Equity Fund, Total Return Bond Fund and the Tax-Exempt Bond Fund for the year ended October 31, 2006.

NOTE 6. RESTRICTED SECURITIES

Restricted securities are restricted as to resale and have been “fair” valued in good faith by the Board pursuant to the Trust’s valuation procedures.   The appropriate economic, financial and other pertinent information available are taken into consideration, but because of the inherent uncertainty of valuation, these values may differ significantly from the values that would have been used had a ready market for these securities existed.   These differences could be material.

NOTES TO FINANCIAL STATEMENTS (Continued)

Fund	Security	Acquisition Date	Cost	10/31/06 Value	Value Per Unit	% of Net Assets
Total Return Bond Fund	Metropolitan Baptist Church	5/17/06	$211,000	$207,371	$98.28	0.15%

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax components of dividends paid during the period ended October 31, 2006 was as follows:

	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains	Total
Core Equity Fund	$6,859	$ -	$ -	$6,859
Total Return Bond Fund	2,891,848	-	-	2,891,848
Tax-Exempt Bond Fund	144,791	1,131,005	-	1,275,796

As of each of the fund’s tax year-end, the components of distributable earnings on a tax basis were as follows:

	Capital Loss Carry Forwards	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Unrealized Appreciation (Depreciation)	Total
Core Equity Fund	$(59,362)	$159,427	$ -	$905,940	$1,006,005
Total Return Bond Fund	(200,584)	13,658	-	2,199,323	2,012,397
Tax-Exempt Bond Fund	(303,683)	3,201	25,001	1,497,349	1,221,868

The difference between book basis unrealized appreciation and depreciation is attributable primarily to tax deferral of losses on wash sales and on investments in Passive Foreign Investment Companies.

Permanent book and tax differences resulted in reclassifications for the year ended October 31, 2006 as follows:

	Increase (Decrease) in Paid in Capital	Increase (Decrease) Undistributed Net Investment Income (Loss)	Increase (Decrease) Accumulated Net Realized Gain (Loss)
Core Equity Fund	$ -	$24,352	$(24,352)
Total Return Bond Fund	-	167,886	(167,886)
Tax-Exempt Bond Fund	-	23,280	(23,280)

These reclassifications, relating to the differing treatment of foreign currency gains, have no effect on net assets and net asset value per share.

NOTE  8. CONTROL OWNERSHIP (Unaudited)

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of October 31, 2006, Charles Schwab & Co., Inc. held 76%, 72% and 78%, respectively, of the outstanding shares of the Core Equity Fund, the Total Return Bond Fund and the Tax-Exempt Bond Fund for the benefit of others.

FINANCIAL HIGHLIGHTS
For the Year Ended October 31, 2006*

The table sets forth financial data for one share of beneficial interest outstanding throughout the entire period.

	YieldQuest		YieldQuest		YieldQuest
	Core Equity		Total Return		Tax-Exempt
	Fund		Bond Fund		Bond Fund

Net asset value, beginning of year	$ 10.00		$ 10.00		$ 10.00
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.41		0.31
Net realized and unrealized gain (loss)	1.29		0.51		0.53
Total income (loss) from investment operations	1.42		0.92		0.84

Less distributions:
Distributions from net investment income	(0.06)		(0.41)		(0.31)
Distributions from net realized capital gains (1)	(0.00)	(2)	(0.00)	(2)	(0.00)	(2)
Total distributions	(0.06)		(0.41)		(0.31)

Paid-in-capital from redemption fees	0.00	(2)	0.00	(2)	0.00	(2)

Net asset value, end of year	$ 11.36		$ 10.51		$ 10.53

Total return (3)	14.24%		9.31%		8.51%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$ 18,782		$ 138,239		$ 86,199
Ratios of expenses to average net assets:
Before advisory fee waivers	2.85%		0.94%		1.09%
After advisory fee waivers	1.19%		0.79%		0.79%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers	-0.29%		4.70%		3.25%
After advisory fee waivers	1.37%		4.85%		3.55%
Portfolio turnover rate	455%		137%		72%

* All Funds commenced operations on October 31, 2005.
(1)	Includes distributions of capital gains from underlying mutual funds.
(2) Amount represents less than $0.01 per share.
(3)	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of

YieldQuest Funds Trust

Atlanta, Georgia

We have audited the accompanying statements of assets and liabilities of YieldQuest Core Equity Fund, YieldQuest Total Return Bond Fund and YieldQuest Tax-Exempt Bond Fund, each a series of shares of YieldQuest Funds Trust, (the “Funds”), including the schedules of investments, as of October 31, 2006, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the year then ended.   These financial statements and financial highlights are the responsibility of the Trust’s management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit its internal control over financial reporting.  Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian and brokers or by other procedures where replies from brokers were not received.   An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.   We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of October 31, 2006, the results of their operations, the changes in their net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

December 15, 2006

SUPPLEMENTAL INFORMATION (Unaudited)

Shareholders of Funds will pay two types of expenses; transaction costs on early redemptions of a Fund’s shares and ongoing expenses, such as advisory fees, distribution and other fund expenses.    The following examples are intended to help the shareholder understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.   Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as redemption fees which may be assessed by mutual funds.  This example is based on an investment of $1,000 invested at the beginning of the period and held for entire period as indicated below.

Actual Expenses:  The first table provides information about actual account values and actual expenses.  The shareholder may use the information in this line, together with the amount invested, to estimate the expenses that paid over the period.  Simply divide account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid” to estimate the expenses paid on the account during the period.

	Beginning Account Value 5/1/2006	Ending Account Value 10/31/2006	Expenses Paid 5/1/2006 - 10/31/2006*	Expense Ratio [Annualized]
Actual Expenses
YieldQuest Core Equity Fund	$1,000.00	$1,034.60	$6.10	1.19%
YieldQuest Total Return Bond Fund	1,000.00	1,044.20	4.07	0.79%
YieldQuest Tax-Exempt Bond Fund	1,000.00	1,035.10	4.05	0.79%

Hypothetical Examples for Comparison Purposes:  The second table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period.  This information may be used to compare the ongoing costs of investing in a Fund and other mutual funds.  To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

	Beginning Account Value 5/1/2006	Ending Account Value 10/31/2006	Expenses Paid 5/1/2006 – 10/31/2006*	Expense Ratio [Annualized]
Hypothetical Expenses
YieldQuest Core Equity Fund	$1,000.00	$1,019.21	$6.06	1.19%
YieldQuest Total Return Bond Fund	1,000.00	1,021.22	4.02	0.79%
YieldQuest Tax-Exempt Bond Fund	1,000.00	1,021.22	4.02	0.79%

* Expenses are equal to the Funds’ annualized expense ratio (after waiver and reimbursement), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the days in reporting period).

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

Board of Trustees & Officers

The Trust is governed by a Board of Trustees, which oversees the Funds’ operations. Officers are appointed by the Trustees and serve at the pleasure of the Board.  The table below shows, for each Trustee and Officer, his or her name, address, and age, the position held with the Trust, the length of time served as Trustee and Officer of the Trust, the Trustee’s or Officer’s principal occupations during the last five years, the number of funds in the YieldQuest Funds Trust overseen by the Trustee or Officer, and other directorships held by the Trustee or Officer.

Name, Address*, (Date of Birth), Position with Fund Complex,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Trusteeships
Jay K. Chitnis, CFA*** DOB: June 18, 1967 Trustee and President, Since 2005

Managing Director of the Advisor, since June 2004; Managing Director of YieldQuest Securities, LLC, a registered broker dealer and member NASD, since September 2004; Managing Director of YieldQuest Investment Group, a division (firm within a firm) of Register & Akers Investments, Inc., since from June 2004, of McDonald Investments, from September, 2001 to June 2004; and of First Union Securities (Wachovia Securities), from 1998 to September 2001, all NASD registered broker-dealers and members SIPC; Senior Vice President of  CIBC/Oppenheimer Corp., from 1996 to 1998.

David Summers*** DOB: July 25, 1968 Treasurer and Chief Compliance Officer, Since 2005

Senior Vice President and Chief Compliance Officer of the Advisor, since June 2004; Senior Vice President and Chief Compliance Officer of YieldQuest Securities, LLC, since September 2004; Senior Vice President and Chief Compliance Officer of YieldQuest Investment Group, a division (firm within a firm) of Register & Akers Investments, Inc., since June 2004; Vice President of YieldQuest Investment Group, a division of McDonald Investments, from September 2001 to June 2004; and Investment Associate at First Union Securities (Wachovia Securities), from 1998 to September 2001, all NASD registered broker-dealers and members SIPC.

*    The address for each Trustee and officer is 3575 Piedmont Road, Suite 1550, Atlanta, Georgia 30309

** Fund Complex refers to YieldQuest Funds Trust.  The Fund Complex currently consists of three series.

*** Messrs. Chitnis and Summers are deemed to be “interested persons” of the Trust because they are officers of the Advisor.

Name, Address*, (Date of Birth), Position with Fund Complex,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Trusteeships
Denise M. Buchanan DOB: December 28, 1962 Independent Trustee, Since 2005

Chief Compliance Officer of Hatteras Investment Partners, LLC, an SEC-registered investment advisor since 2003; President of Broker/Dealer Sales & Consulting, a consulting group specializing in compliance guidance for registered broker-dealers and investment advisors, since 1996.   Director of Compliance with CapFinancial Partners, LLC (doing business as CAPTRUST Financial Advisors), since 2003.

Gary D. Campbell, CFA® DOB: July 16, 1952 Independent Trustee, Since 2005

President of Presbyterian Church in America, Retirement & Benefits, 2006 to present; President and Chief Investment Officer of Kennedy Capital Management, Inc., an SEC-registered investment advisor based in St. Louis, Missouri, 2001 to 2005; Executive Vice President and Chief Investment Officer, Commerce Bancshares, Inc./The Commerce Trust Company, an asset management, trust, private banking and other financial advisory services firm with over $10 billion in assets under management; Senior Vice President/Director of Institutional Portfolio Management, Wachovia (First Union Corp.), 1985 to 1990.

Craig Ruff, Ph.D, CFA® DOB: November 19, 1960 Independent Trustee, Since 2005

Clinical Assistant Professor of Finance at Georgia State University in Atlanta, GA,  since August 2003; Vice President, Educational Products for CFA Institute (formerly: Association for Investment Management and Research (AIMR)) in Charlottesville, VA, until July 2003 (including as Associate Editor of the Financial Analysts Journal and Acting Director of AIMR's Research Foundation).

*    The address for each Trustee is 3575 Piedmont Road, Suite 1550, Atlanta, Georgia 30309

**  Fund Complex refers to YieldQuest Funds Trust.  The Fund Complex currently consists of six series.

The Trust’s Statement of Additional Information contains additional information about the Trustees and Officers and is available without charge, upon request, by calling 1-877-497-3634.

Each Trustee will serve an indefinite term until his successor, if any, is duly elected and qualified.   Officers of the Trust are elected annually.

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities during the period ended June 30, 2006 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies will be available without charge, upon request, by calling 1-877-497-3634 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-877-497-3634.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)

The registrant’s board of trustees has determined that Craig Ruff is the independent audit committee financial expert.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

Registrant

Advisor

FY 10/31/06

$28,500.00

$0.00

(b)

Audit-Related Fees

Registrant

Advisor

FYE 10/31/06

$0.00

$0.00

(c)

Tax Fees

Registrant

Advisor

FYE 10/31/06

$7,500.00

$0.00

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

Registrant

Advisor

FYE 10/31/06

$0.00

$0.00

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

Registrant

Advisor

Audit-Related Fees:

0.00%

0.00%

Tax Fees:

0.00%

0.00%

All Other Fees:

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Advisor

FYE 10/31/2006

$0.00

$0.00

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Funds. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 10.   Submission of Matters to a Vote of Security Holder.   None.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of October 31, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this Form N-CSR that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Code of Ethics filed herewith.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

YieldQuest Funds Trust

By (Signature and Title)

*

/s/ Jay K. Chitnis

Jay K. Chitnis, President

Date

1/4/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*

/s/ Jay K. Chitnis

Jay K. Chitnis, President

Date

1/4/07

By (Signature and Title)

*

s/ David Summers

David Summers, Treasurer

Date

1/4/07

* Print the name and title of each signing officer under his or her signature.